Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Minimum Future Lease Payments
	Office Facilities	Vehicles, Equipment, and Other
	(in thousands)
Fiscal 2013	$156	$101
Fiscal 2014	156	58
Fiscal 2015	104	6
Fiscal 2016	-	-

	$416	$165